Other Payables - Summary of Other Payables (Detail) $ in Millions, $ in Millions	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)
Trade And Other Current Payables [Abstract]
Accrued salary and compensation	$ 9,748		$ 9,770
Payables to contractors	2,058		2,396
Accrued compensation to employees and remuneration to directors and supervisors	1,949		2,015
Payables to equipment suppliers	1,690		1,623
Accrued franchise fees	1,248		1,326
Amounts collected for others	1,203		1,407
Accrued maintenance costs	1,081		1,062
Others	6,024		6,819
Total	$ 25,001	$ 844	$ 26,418